Average Annual Total Returns - Natixis Sustainable Future 2025 Fund - Class N	Jun. 01, 2021
Average Annual Return:
1 Year	14.11%
Since Inception	10.81%
Inception Date	Feb. 28, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	11.16%
Since Inception	8.66%
Inception Date	Feb. 28, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.21%
Since Inception	7.83%
Inception Date	Feb. 28, 2017